Condensed Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020
Temporary Equity, Shares Outstanding	69,000,000	44,106,311
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	1,000,000	1,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Class A [Member]
Temporary Equity, Shares Outstanding	69,000,000	44,106,311
Share Redemption Value	$ 10.00	$ 10.00
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	200,000,000	200,000,000
Common Stock, Shares, Issued	0	24,893,689
Common Stock, Shares, Outstanding	0	24,893,689
Common Class B [Member]
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	20,000,000	20,000,000
Common Stock, Shares, Issued	17,250,000	17,250,000
Common Stock, Shares, Outstanding	17,250,000	17,250,000